Annual Fund Operating Expenses - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.20%
Total Annual Fund Operating Expenses	0.20%